Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses)	12 Months Ended
Dec. 31, 2023
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)

4      Labor costs (included in Cost of sales and in Selling, general and administrative expenses)

	Year ended December 31,
	2023	2022	2021
Wages, salaries and social security costs	1,943,825	1,594,200	1,170,562
Severance indemnities	26,470	29,070	28,625
Post-employment benefits - defined contribution plans	15,055	13,256	12,608
Post-employment benefits - defined benefit plans	19,452	16,320	13,353
Employee retention and long-term incentive program	51,564	25,739	25,337
	2,056,366	1,678,585	1,250,485

The following table shows the geographical distribution of the employees:

	2023	2022	2021
Mexico	7,500	5,919	5,474
Argentina	6,267	6,444	5,169
USA	3,882	3,509	2,684
Italy	2,187	2,136	2,011
Romania	1,884	1,847	1,725
Indonesia	1,573	495	506
Brazil	1,492	1,460	1,817
Canada	1,195	944	758
Colombia	1,112	1,183	1,009
Saudi Arabia	849	427	408
Other	1,193	928	1,215
	29,134	25,292	22,776